Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
NOTE 1—NATURE OF OPERATIONS AND BASIS OF PRESENTATION
We are currently operating five natural gas liquefaction Trains and are constructing one additional Train for a total production capacity of approximately 30 mtpa of LNG (the “Liquefaction Project”) at the Sabine Pass LNG terminal. The Sabine Pass LNG terminal is located in Cameron Parish, Louisiana, on the Sabine-Neches Waterway less than four miles from the Gulf Coast, adjacent to the existing regasification facilities owned and operated by SPLNG.
Basis of Presentation
The accompanying unaudited Financial Statements of SPL have been prepared in accordance with GAAP for interim financial information and with Rule
10-01
of Regulation
S-X.
Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Financial Statements and accompanying notes included in our annual report on Form
10-K
for the fiscal year ended December 31,2019. Certain reclassifications have been made to conform prior period information to the current presentation. The reclassifications did not have a material effect on our financial position, results of operations or cash flows.
We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income reported on our Statements of Operations, is able to be included in the federal income tax return of Cheniere Partners, a publicly traded partnership which indirectly owns us. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Financial Statements.
Results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results of operations that will be realized for the year ending December 31, 2020.
Recent Accounting Standards
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. This guidance primarily provides temporary optional expedients which simplify the accounting for contract modifications to existing debt agreements expected to arise from the market transition from LIBOR to alternative reference rates. The optional expedients were available to be used upon issuance of this guidance but we have not yet applied the guidance because we have not yet modified any of our existing contracts for reference rate reform. Once we apply an optional expedient to a modified contract and adopt this standard, the guidance will be applied to all subsequent applicable contract modifications until December 31, 2022, at which time the optional expedients are no longer available.

NOTE 1—ORGANIZATION AND NATURE OF OPERATIONS
We are a Delaware limited liability company formed by Cheniere Partners. We are a Houston-based company with one member, Sabine Pass
LNG-LP,
LLC, an indirect wholly owned subsidiary of Cheniere Partners. We and SPLNG are each indirect wholly owned subsidiaries of Cheniere Investments, which is a wholly owned subsidiary of Cheniere Partners, a publicly traded limited partnership (NYSE MKT: CQP). Cheniere Partners is a 48.6% owned subsidiary of Cheniere, a Houston-based energy company primarily engaged in
LNG-related
businesses. Cheniere also owns 100% of the general partner interest in Cheniere Partners through ownership in Cheniere Energy Partners GP, LLC.
We are currently operating five

natural gas liquefaction Trains and are constructing one

additional Train for a total production capacity of approximately 30 mtpa of LNG (the “Liquefaction Project”) at the Sabine Pass LNG terminal. The Sabine Pass LNG terminal is located in Cameron Parish, Louisiana, on the Sabine-Neches Waterway less than four miles from the Gulf Coast, adjacent to the existing regasification facilities owned and operated by SPLNG.